S000033427 [Member] Investment Strategy - GLOBAL TACTICAL ASSET ALLOCATION FUND	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund will generally seek exposure to a number of different asset classes based on an asset allocation framework developed by NTI. The asset classes in which the Fund seeks to obtain exposure include but are not limited to small-, mid‑ and large-capitalization common stocks; real estate securities; commodity-related securities; mortgage- and asset-backed securities; and fixed-income securities, including high yield securities and money market instruments. The Fund may invest in securities representing these asset classes directly or obtain exposure to these asset classes by investing in shares of underlying mutual funds and exchange-traded funds (“ETFs”), including mutual funds and ETFs for which NTI, the Fund’s investment adviser, or an affiliate acts as investment adviser (collectively, “Underlying Funds”). In addition, the Fund also may invest directly in derivatives, including but not limited to forward foreign currency exchange contracts, futures contracts and options on futures contracts, for hedging and non-hedging purposes.
The Fund may obtain exposure to securities of U.S. and foreign issuers, including those in emerging markets countries (i.e., those that are generally in the early stages of their industrial cycles). The Fund expects its foreign exposure to be allocated among various regions or countries, including the United States (but in no less than three different countries).
NTI makes tactical asset allocation decisions for the Fund using various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed-income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels. NTI continually reviews the Fund’s allocations, adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit in the number of securities or Underlying Funds in which the Fund may invest. The Fund is not required to maintain any minimum or maximum investment in any asset class.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had focused investments in the financials and information technology sectors.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.